Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Government Grants [Abstract]
Schedule of government grants
	2022	2021
	USD	USD

At 1 January	209,843	-
Received during the year	(2,993,340)	(2,336,517)
Amount recognized in the statement of profit or loss	4,318,726	2,546,360
At 31 December	1,535,229	209,843

	2022	2021
	USD	USD

Current assets	2,055,978	601,612
Non-current liabilities	(498,460)	(310,163)
Current liabilities	(22,289)	(81,606)
	1,535,229	209,843